IMPAIRMENT - Additional Information (Details) $ in Millions			12 Months Ended
	Nov. 08, 2022 USD ($)	Dec. 17, 2020	Dec. 31, 2022 USD ($) uSDollarPerOunce uSDollarPerPound	Dec. 31, 2021 USD ($) uSDollarPerPound uSDollarPerOunce
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (1,922.7)
Consideration paid (received)	$ 5,387.9
WACC (real, post-tax)			0.00%	3.50%
Assets			$ 6,451.5	$ 8,382.7
Liabilities			$ 2,758.1	$ 3,179.5
Pan American
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration paid (received)	2,509.3
Agnico
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration paid (received)	$ 2,878.6
MARA Project | Glencore
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary		25.00%	43.75%
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets			$ 3,743.9
Liabilities			3,743.9
Non-Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets			1,394.5
Liabilities			$ 1,394.5
Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce			0	1,550
Silver
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce			0	20.00
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerPound			0	3.00
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 45.6
Cerro Moro [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (169.3)